Fair Value Measurements - Schedule Of Fair Value Hierarchy For Assets And Liabilities Not Carrried At Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 227,679	$ 130,497
Total assets	1,715,865	1,415,290	$ 1,334,903
LIABILITIES
Securitization liabilities at amortized cost	15,768	14,086
Subordinated notes and debentures	11,477	10,725
Total liabilities	1,620,366	1,327,589
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	228,873	130,744
Total loans, net of allowance for loan losses	727,197	688,154
Total assets	956,070	818,898
LIABILITIES
Deposits	1,137,624	892,597
Securitization liabilities at amortized cost	16,143	14,258
Subordinated notes and debentures	12,374	11,323
Total liabilities	1,166,141	918,178
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	175,500	78,374
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	53,373	52,370
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 of fair value hierarchy [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	919	169
Total assets	919	169
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 of fair value hierarchy [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	919	169
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	227,942	130,563
Total loans, net of allowance for loan losses	236,287	221,405
Total assets	464,229	351,968
LIABILITIES
Deposits	1,137,624	892,597
Securitization liabilities at amortized cost	16,143	14,258
Subordinated notes and debentures	12,374	11,323
Total liabilities	1,166,141	918,178
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	174,571	78,195
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	53,371	52,368
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	12	12
Total loans, net of allowance for loan losses	490,910	466,749
Total assets	490,922	466,761
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	10	10
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 2	$ 2